Segments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) loanfacility	Dec. 31, 2018 USD ($)
Segments
Number of central loan production | loanfacility	1
Net-interest Income:
Net interest income	$ 36,336	$ 32,657
Provision for loan losses	901	1,577
Net interest income after provision for loan losses	35,435	31,080
Non-Interest Income:
Mortgage banking income	26,167	26,187
Wealth management income	3,624	3,917
SBA income	1,448
Net change in fair values	489	(368)
Other	1,370	2,619
Total non-interest income	33,098	32,355
Non-interest Expenses:
Salaries and employee benefits	35,157	34,794
Occupancy and equipment	3,806	3,779
Professional fees	2,614	2,162
Advertising and promotion	2,475	2,355
Other	10,967	9,855
Total non-interest expenses	55,019	52,945
Operating Margin	13,514	10,490
Total assets	1,150,019	997,480
Bank
Net-interest Income:
Net interest income	36,019	31,807
Provision for loan losses	901	1,577
Net interest income after provision for loan losses	35,118	30,230
Non-Interest Income:
Mortgage banking income	268	124
Wealth management income	92	200
SBA income	1,448
Net change in fair values	(29)
Other	1,814	1,641
Total non-interest income	3,593	1,965
Non-interest Expenses:
Salaries and employee benefits	16,408	13,803
Occupancy and equipment	2,166	2,114
Professional fees	1,494	1,709
Advertising and promotion	1,502	1,197
Other	6,362	5,285
Total non-interest expenses	27,932	24,108
Operating Margin	10,780	8,087
Total assets	1,112,862	951,224
Wealth
Net-interest Income:
Net interest income	65	289
Net interest income after provision for loan losses	65	289
Non-Interest Income:
Wealth management income	3,532	3,717
Total non-interest income	3,532	3,717
Non-interest Expenses:
Salaries and employee benefits	2,194	1,897
Occupancy and equipment	126	131
Professional fees	18	21
Advertising and promotion	347	432
Other	580	752
Total non-interest expenses	3,266	3,233
Operating Margin	331	773
Total assets	5,234	6,146
Mortgage
Net-interest Income:
Net interest income	252	561
Net interest income after provision for loan losses	252	561
Non-Interest Income:
Mortgage banking income	25,899	26,063
Net change in fair values	518	(368)
Other	(444)	978
Total non-interest income	25,973	26,673
Non-interest Expenses:
Salaries and employee benefits	16,555	19,094
Occupancy and equipment	1,514	1,534
Professional fees	1,102	432
Advertising and promotion	626	726
Other	4,025	3,818
Total non-interest expenses	23,822	25,604
Operating Margin	2,403	1,630
Total assets	$ 31,923	$ 40,110